Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Royalties	Fees	Total Payments
Total	$ 443,653	$ 68,188	$ 511,841
UNITED STATES | Oklahoma Federal Government Office of Natural Resource Revenue [Member]
Total	$ 443,653	$ 68,188	$ 511,841